Share-Based Compensation - Summary of Restricted Share Units Granted (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	150,000
Granted	100,000
Forfeited	0
Vested	(50,000)
Number of shares, Outstanding ending balance	200,000